Hedge Accounting - Summary of Hedge of Net Investment in Foreign Operations (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	R$ (1,135,000,000)	R$ (571,000,000)	R$ (697,000,000)
Nominal Value	126,549,000,000	171,439,000,000
Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	(7,300,000,000)	(5,507,000,000)
Nominal Value	12,550,000,000	10,561,000,000
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value, Assets	0	0
Book Value, Liabilities	14,820,000,000	13,074,000,000
Variation in value recognized in Other comprehensive income	(7,300,000,000)	(5,507,000,000)
Foreign currency convertion	(7,300,000,000)	(5,507,000,000)
Nominal Value	12,550,000,000	10,561,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(7,296,000,000)	(5,503,000,000)
Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value, Assets	0	0
Book Value, Liabilities	14,820,000,000	13,074,000,000
Variation in value recognized in Other comprehensive income	(7,300,000,000)	(5,507,000,000)
Foreign currency convertion	(7,300,000,000)	(5,507,000,000)
Nominal Value	12,550,000,000	10,561,000,000
Variation in the amounts used to calculate hedge ineffectiveness	R$ (7,296,000,000)	R$ (5,503,000,000)